Trading Property (Details Textual) ₪ in Millions, $ in Millions												1 Months Ended					12 Months Ended
	Nov. 21, 2017 ILS (₪)	Nov. 21, 2017 EUR (€)	Oct. 02, 2017 ILS (₪)	Oct. 02, 2017 EUR (€)	Aug. 07, 2017	Jun. 19, 2017 ILS (₪)	Jun. 19, 2017 EUR (€)	Mar. 02, 2017 ILS (₪) m²	Mar. 02, 2017 EUR (€)	Feb. 01, 2017 ILS (₪)	Feb. 01, 2017 EUR (€)	Jul. 31, 2017 ILS (₪)	Jul. 31, 2017 EUR (€)	Feb. 23, 2017 ILS (₪) m²	Feb. 23, 2017 EUR (€)	Dec. 31, 2006	Dec. 31, 2017 ILS (₪) m²	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Oct. 02, 2017 EUR (€)	Mar. 02, 2017 EUR (€) m²	Feb. 23, 2017 EUR (€) m²	Feb. 01, 2017 EUR (€)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 EUR (€)
Trading Property (Textual)
Cash received from sale of properties																										₪ 23.0	€ 5,600,000
Non-current provision amount | ₪																	₪ 53.0									₪ 54.0
Lodz Plaza Project [Member]
Trading Property (Textual)
Write-down amount																	₪ 5.0		€ 1,200,000
Discount rate, percenatge																	30.00%
Marketing period ,description																	Marketing period is limited to 12-15 months.	Marketing period is limited to 12-15 months.	Marketing period is limited to 12-15 months.
Casa Radio Project [Member]
Trading Property (Textual)
Write-down amount																	₪ 40.0		€ 9,700,000
Casa radio project cost | $																		$ 263		$ 296
Casa radio description																An agreement according to which it acquired 75% interest in a company ("Project SPV") which is under a PPP agreement with the Government of Romania to develop the Casa radio site in the center of Bucharest ("Project"). After signing the PPP agreement, PC holds indirectly 75% of the shares in the Project SPV, the remaining 25% are held by the Romanian authorities (15%) and a third party private investor (10%).
Area of land																	11.000
Asset carrying value | ₪																	₪ 209.7
Construction of acquire interest, percentage																	75.00%	75.00%	75.00%
Provision of building construction																	₪ 53.0		€ 12,800,000		€ 13,200,000
Change in PAB provision of trading properties | €																			€ 400,000		€ 1,700
Project SPV, terms																	The Project SPV was granted with development and exploitation rights in relation to the site for a period of 49 years, starting December 2006 (37 years remaining at the end of the reporting period).	The Project SPV was granted with development and exploitation rights in relation to the site for a period of 49 years, starting December 2006 (37 years remaining at the end of the reporting period).	The Project SPV was granted with development and exploitation rights in relation to the site for a period of 49 years, starting December 2006 (37 years remaining at the end of the reporting period).
Casa Radio Project [Member] | Bottom of range [member]
Trading Property (Textual)
Discount rate, percenatge																	25.00%
Casa Radio Project [Member] | Top of range [member]
Trading Property (Textual)
Discount rate, percenatge																	35.00%
Suwalki Plaza [Member]
Trading Property (Textual)
Cash received from sale of properties										₪ 69.0															€ 16,700,000
Gain on disposal property										3.3	€ 800,000
Revenue from disposal property										₪ 174.7	€ 43,100,000
Shumen [Member]
Trading Property (Textual)
Area of land														26,057										26,057
Gain on disposal property														₪ 0.8	€ 200,000
Revenue from disposal property														3.9	€ 1,000,000
Value of land														₪ 4.0										€ 1,000,000
Belgrade Plaza Commercial Center [Member]
Trading Property (Textual)
Area of land								32,300															32,300
Gain on disposal property								₪ 13.0	€ 3,200,000
Revenue from disposal property								246.0	€ 62,500,000
Initial payment received from purchaser								₪ 125.0															€ 31,700,000
Cash received from purchaser, description
Upon completion of the transaction, PC has received an initial payment of EUR 31.7 million (NIS 125 million) from the purchaser, further EUR 2 million (NIS 8 million) has been received following the opening, further payment of EUR 13.35 million (NIS 53 million) has been received during September 2017 and additional payments are contingent upon certain operational targets and milestones being met. The Purchaser has provided a guarantee to secure these future payments. The received consideration is after the deduction of the bank loan (circa EUR 15.4 million) (NIS 60 million).

Upon completion of the transaction, PC has received an initial payment of EUR 31.7 million (NIS 125 million) from the purchaser, further EUR 2 million (NIS 8 million) has been received following the opening, further payment of EUR 13.35 million (NIS 53 million) has been received during September 2017 and additional payments are contingent upon certain operational targets and milestones being met. The Purchaser has provided a guarantee to secure these future payments. The received consideration is after the deduction of the bank loan (circa EUR 15.4 million) (NIS 60 million).

Description of calculated general cap rate								The final agreed value of Belgrade Plaza, which will comprise circa 32,300 sqm of GLA, will be calculated based on a general cap rate of 8.25% as well as the sustainable NOI after 12 months of operation, which PC estimates will be approximately EUR 6.2-6.5 million per annum.	The final agreed value of Belgrade Plaza, which will comprise circa 32,300 sqm of GLA, will be calculated based on a general cap rate of 8.25% as well as the sustainable NOI after 12 months of operation, which PC estimates will be approximately EUR 6.2-6.5 million per annum.
Kielce Plaza, Poland [Member]
Trading Property (Textual)
Revenue from disposal property						₪ 9.0	€ 2,200,000
Cash received from purchaser, description						PC received a down payment of EUR 0.465 million (NIS 1.8 million) when the preliminary sale agreement was signed at 2016 and the remaining EUR 1.815 million (NIS 7.2 million) has been paid to PC during June 2017.	PC received a down payment of EUR 0.465 million (NIS 1.8 million) when the preliminary sale agreement was signed at 2016 and the remaining EUR 1.815 million (NIS 7.2 million) has been paid to PC during June 2017.
Description of final sale agreement						PC has signed the final sale agreement for the disposal of its 2.47-hectare plot in the center of Kielce, Poland, for EUR 2.28 million (NIS 9 million).	PC has signed the final sale agreement for the disposal of its 2.47-hectare plot in the center of Kielce, Poland, for EUR 2.28 million (NIS 9 million).
Leszno, Poland [Member]
Trading Property (Textual)
Revenue from disposal property												₪ 3.0	€ 810,000
Description of final sale agreement												PC has signed the final sale agreement for the disposal of a 1.8-hectare plot in the city of Leszno for EUR 0.81 million (NIS 3 million).	PC has signed the final sale agreement for the disposal of a 1.8-hectare plot in the city of Leszno for EUR 0.81 million (NIS 3 million).
Timisoara and Constanta, Romania [Member]
Trading Property (Textual)
Description of final sale agreement					PC has completed the sale of a plot totaling approximately 32,000 sqm in Timisoara, Romania, for Euro 7.25 million (NIS 30.9 million) and a plot totaling approximately 30,000 sqm in Constanta, Romania, for Euro 1.3 million. (NIS 5.5 million)
Budapest, Hungary [Member]
Trading Property (Textual)
Revenue from disposal property			₪ 10.4	€ 2,500,000
Subsidiary received the net sum amount			₪ 10.4																			€ 2,500,000
Torun Plaza Shopping and Entertainment Center in Poland [Member]
Trading Property (Textual)
Revenue from disposal property	₪ 296.4	€ 71,600,000
Description of final sale agreement
PC has completed the sale of shares with an investment fund (the “Purchaser”) regarding the sale of SPV holding of the Torun Plaza shopping and entertainment center in Poland. PC has received a net cash of approximately Euro 28.3 million, (NIS 117.1 million). This net cash is after the deduction of the bank loan (circa EUR 43.3 million) (NIS 179.3). The above-mentioned sums do not include the earn out payments in an amount of EUR 0.35 million (NIS 1.4 million), reduced by NAV adjustment of EUR 0.2 million (NIS 0.8 million).

PC has completed the sale of shares with an investment fund (the “Purchaser”) regarding the sale of SPV holding of the Torun Plaza shopping and entertainment center in Poland. PC has received a net cash of approximately Euro 28.3 million, (NIS 117.1 million). This net cash is after the deduction of the bank loan (circa EUR 43.3 million) (NIS 179.3). The above-mentioned sums do not include the earn out payments in an amount of EUR 0.35 million (NIS 1.4 million), reduced by NAV adjustment of EUR 0.2 million (NIS 0.8 million).

Loss from disposal sale	₪ 6.4	€ 1,500,000
Belgrade Serbia [Member]
Trading Property (Textual)
Description of final sale agreement																	Following the sale of "MUP" plot in Belgrade, Serbia, PC was entitled to an additional contingent consideration of EUR 0.6 million (NIS 2.5 million) once the purchaser successfully develops at least 69,000 sqm above ground. The consideration was received in September 2017 and is recorded as revenue from disposal of trading properties.	Following the sale of "MUP" plot in Belgrade, Serbia, PC was entitled to an additional contingent consideration of EUR 0.6 million (NIS 2.5 million) once the purchaser successfully develops at least 69,000 sqm above ground. The consideration was received in September 2017 and is recorded as revenue from disposal of trading properties.	Following the sale of "MUP" plot in Belgrade, Serbia, PC was entitled to an additional contingent consideration of EUR 0.6 million (NIS 2.5 million) once the purchaser successfully develops at least 69,000 sqm above ground. The consideration was received in September 2017 and is recorded as revenue from disposal of trading properties.